Business development (Details) R$ in Millions		1 Months Ended		12 Months Ended
	Jul. 08, 2022 BRL (R$) phase	Jul. 31, 2025	Aug. 31, 2024	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2025 shares	Oct. 31, 2019
Disclosure of detailed information about business combination [line items]
Shares of capital stock, ending balance (in shares)				9,804,135,348	9,804,135,348	11,026,869,192
Number of phases of purchase agreement | phase	3
Share purchase agreement term	5 years
Zup I T Servicosem Tecnologiae Inovacao S. A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					20.57%		100.00%
Shares of capital stock, ending balance (in shares)					2,228,342
Capital amount | R$					R$ 199
Percentage of voting equity interests acquires					72.51%
Itau Unibanco Holding
Disclosure of detailed information about business combination [line items]
Shares of capital stock, ending balance (in shares)				200,628
Percentage of voting equity interests acquires				1.32%
Proportion of ownership interest in joint venture		32.90%	33.60%
Itau Unibanco Holding | Zup I T Servicosem Tecnologiae Inovacao S. A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				28.81%
Shares of capital stock, ending balance (in shares)				3,178,623
Capital amount | R$				R$ 312
Avenue Holding Cayman Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	35.00%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control | R$	R$ 563
Avenue Holding Cayman Ltd, Second Phase Of Acquisition
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.10%